Intellectual Property (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Intellectual Property [Abstract]
Schedule of Fair Value of the Intangible Assets	The Fair Value of the intangible assets as of the Valuation Date is reasonably represented as:
	June 30, 2024	December 31, 2023
Tradename - Trademarks	$87,700	$87,700
Intellectual Property / Licenses	363,000	363,000
Customer Base	37,000	37,000
Intangible assets	487,700	487,700
Less: accumulated amortization	(279,926)	(231,156)
Total intangible assets, net	$207,774	$256,544
The Fair Value of the intangible assets as of the Valuation Date is reasonably represented as:
	December 31, 2023	December 31, 2022
Tradename - Trademarks	$87,700	$87,700
Intellectual Property / Licenses	363,000	363,000
Customer Base	37,000	37,000
Intangible assets	487,700	487,700
Less: accumulated amortization	(231,156)	(133,616)
Total intangible assets, net	$256,544	$354,084